Basis of Preparation	12 Months Ended
Dec. 31, 2021
Disclosure Of Basis Of Preparation [Abstract]
Basis of Preparation
Note 2 – Basis of Preparation

A.	Basis of preparation of the financial statements

1.	The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board.

The operating cycle of the Company is one year.

The consolidated financial statements were authorized by the Company’s Board of Directors for issue on March 31, 2022.

2.	Consistent accounting policies

The accounting policies set out below have been applied consistently to all periods presented in these consolidated financial statements.

3.	Basis of measurement - The consolidated financial statements have been prepared on the historical cost basis, except for the following:
(i)	Investment in investee accounted for using the equity method;
(ii)	Marketable securities;
(iii)	Deferred tax assets and liabilities;
(iv)	Financial instruments measured at fair value through other comprehensive income;
(v)	Derivative financial instruments and other receivables measured at fair value through profit or loss; and
(vi)	Provisions.

A.	Basis of preparation of the financial statements (cont’d)

The preparation of the Company’s consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions regarding circumstances and events that involve considerable uncertainty, that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. The Company’s management prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. The key assumptions made in the financial statements with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities within the next financial year are discussed below:

Recoverable amount of cash generating unit:
The Company examines at the end of each reporting year whether there have been any events or changes in circumstances that indicate impairment of fixed assets. When an indication of impairment is revealed, the Company checks whether the carrying amount of the fixed assets is recoverable. An impairment loss is recognized if the carrying amount of an asset or cash-generating unit exceeds its estimated recoverable amount. Impairment losses are recognized in profit or loss. See note 6D1.

B.	Significant accounting judgments, estimates and assumptions used in the preparation of the financial statements

Fair value measurement of non-trading derivatives:
Within the scope of the valuation of financial assets and derivatives not traded on an active market, management makes assumptions about inputs used in the valuation models. For information on a sensitivity analysis of levels 2 and 3 financial instruments carried at fair value see Note 21 regarding financial instruments.

Recognition of deferred tax asset in respect of tax losses:
The probability that in the future there will be taxable profits against which carried forward losses can be utilized. See Note 19 regarding taxes on income.

Business combination:
The Company allocates the fair value of assets and liabilities acquired in a business combination based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. See Note 6D regarding subsidiaries.

Determination of fair value:
Preparation of the financial statements requires the Company to determine the fair value of certain assets and liabilities.

Further information about the assumptions that were used to determine fair value is included in the following notes:

•	Note 15, on share-based payments; and
•	Note 21, on financial instruments;

When determining the fair value of an asset or liability, the Company uses observable market data as much as possible. There are three levels of fair value measurements in the fair value hierarchy that are based on the data used in the measurement, as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly.
•	Level 3: inputs that are not based on observable market data (unobservable inputs).

C.	Initial application of new standards, amendments to standards and interpretations

Amendments to IFRS 9, Financial Instruments, IAS 39, Financial Instruments: Recognition and Measurement, IFRS 7, Financial Instruments: Disclosures, IFRS 4 Insurance Contracts and IFRS 16, Leases, Interest Rate Benchmark Reform – Phase 2 (“the Amendments”)

The Amendments include practical expedients regarding the accounting treatment of modifications in contractual terms that are a result of the interest rate benchmark reform (a reform that in the future will lead to the replacement of interest rates such as the Libor and Euribor). These include:

-
When certain modifications are made in the terms of financial assets or financial liabilities as a result of the reform, the entity shall update the effective interest rate of the financial instrument instead of recognizing a gain or loss.

-	Certain modifications in lease terms that are a result of the reform shall be accounted for as an update to lease payments that depend on an index or rate.
-	Certain modifications in terms of the hedging instrument or hedged item that are a result of the reform shall not lead to the discontinuance of hedge accounting.

The Amendments are applied retrospectively as from January 1, 2021 by amending the opening balance of equity for the annual reporting period in which the amendment was adopted without a restatement of comparative data. Restatement of comparative data is allowed if this can be done without using "hindsight".

Application of the Amendments did not have a material effect on the financial statements.

D.	Change in classification

Comparative amounts were reclassified for consistency, which resulted in €2,451 thousand, €1,378 thousand and €490 thousand being reclassified as of December 31, 2020 from other payables to other long-term liabilities, current maturities of derivatives and current maturities of lease liabilities, respectively.

This classification did not have any effect on the profit (loss) for the year.